Operating Segments - Summary of Reportable Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [Line Items]
Revenue		$ 978,336	$ 782,524	$ 593,036
Add: Customer inducement costs recorded as a reduction of revenue	[1]	301,574	249,990	235,752
Less: Service cost		274,348	215,089	177,567
Adjusted Margin		1,005,562	817,425	651,221
Other income		317	770	2,798
Personnel expenses		(160,065)	(147,587)	(131,968)
Marketing and sales promotion expenses		(165,324)	(123,304)	(101,601)
Customer inducement costs recorded as a reduction of revenue	[1]	(301,574)	(249,990)	(235,752)
Other operating expenses		(231,905)	(204,833)	(133,698)
Depreciation, amortization and impairment		(27,122)	(27,267)	(27,396)
Finance income		28,256	24,365	10,974
Finance costs		(32,191)	3,307	(46,732)
Share of profit of equity-accounted investees		(64)	52	10
Profit (loss) before tax		115,890	92,938	(12,144)
Reportable Segments [Member] | Air Ticketing [Member]
Disclosure of operating segments [Line Items]
Revenue		241,529	201,246	147,793
Add: Customer inducement costs recorded as a reduction of revenue	[1]	131,563	116,423	135,338
Less: Service cost				3,078
Adjusted Margin		373,092	317,669	280,053
Reportable Segments [Member] | Hotels and Packages [Member]
Disclosure of operating segments [Line Items]
Revenue		520,411	435,542	337,686
Add: Customer inducement costs recorded as a reduction of revenue	[1]	155,616	123,695	90,487
Less: Service cost		246,550	210,357	168,387
Adjusted Margin		429,477	348,880	259,786
Reportable Segments [Member] | Bus Ticketing [Member]
Disclosure of operating segments [Line Items]
Revenue		119,361	92,693	74,873
Add: Customer inducement costs recorded as a reduction of revenue	[1]	11,606	9,432	8,025
Less: Service cost				5,596
Adjusted Margin		130,967	102,125	77,302
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue		97,035	53,043	32,684
Add: Customer inducement costs recorded as a reduction of revenue	[1]	2,789	440	1,902
Less: Service cost		27,798	4,732	506
Adjusted Margin		$ 72,026	$ 48,751	$ 34,080

[1]

* For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin represents IFRS revenue after adding back certain customer inducement costs in the nature of customer incentives, customer acquisition costs and loyalty program costs, which are reported as a reduction of revenue and reducing service cost.